Submission	Sep. 22, 2025
Submission [Line Items]
Central Index Key	0001861132
Registrant Name	BMO Commercial Mortgage Securities LLC
Registration File Number	333-280224
Form Type	SF-3
Submission Type	424H
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A